First Pacific Low Volatility Fund
SUMMARY SECTION
INVESTMENT OBJECTIVE

The investment objective of the First Pacific Low Volatility Fund (the "Fund") of First Pacific Mutual Fund, Inc. ("Company") is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

FEES AND EXPENSES OF THE FUND
This table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	First Pacific Low Volatility Fund First Pacific Low Volatility Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Pacific Low Volatility Fund First Pacific Low Volatility Fund Investor Class
Management Fees		1.00%
Distribution (12b-1) Fees		0.15%
Acquired Fund Fees and Expenses	[1]	0.04%
Shareholder Servicing Fee		0.10%
All Other Expenses		0.68%
Other Expenses	[1]	0.82%
Total Annual Fund Operating Expenses	[1]	1.97%
Fee Waiver	[2]	(0.35%)
Total Annual Fund Operating Expenses (after fee waiver)	[2]	1.62%
[1]	The "Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets in the Financial Highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Investment Manager has agreed to waive 0.35% of its 1.00% management fees through January 31, 2014.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
First Pacific Low Volatility Fund First Pacific Low Volatility Fund Investor Class	165	584	1,030	2,268

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82%.

PRINCIPAL INVESTMENT STRATEGIES
·	Normally investing primarily in equity securities of U.S. companies.

·	Investing in large, medium and/or small capitalization securities, primarily with market capitalizations at the time of purchase of $2 billion or greater.

·	Under normal circumstances, the Fund will allocate a portion of its total assets to structured notes, which are specially designed debt instruments, the terms of which are determined by the purchaser or issuer, and whose principal or interest payments may be linked to, and whose value would rise or fall in response to, the value of an index (such as a securities, commodity or currency index), a basket of securities, interest rate benchmark or other financial asset. The structured notes in which the Fund may invest typically have a "buffer" or principal protection whereby the issuer guarantees full or partial payment of principal on maturity. In some cases the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality. Structured notes are synthetic instruments and the holder has no claim on the asset of reference.

·	Writing and purchasing covered call and put options.

·	Investing in exchange-traded funds and mutual funds that invest in domestic or foreign securities.

·	Investing in either "growth" stocks or "value" stocks or both.

·	Investing in foreign securities, including companies included in the Morgan Stanley Capital International ("MSCI") World Index. Additionally, foreign securities may include companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country. An emerging market country is any country included in the MSCI Emerging Markets Index.

·	Investing in shares of real estate investment trusts (REITs).

·	Investing in fixed income securities (such as investment grade corporate debt securities, U.S. Government obligations, and other investment grade securities with varying maturities and duration), short-term debt instruments and/or cash equivalents.

·	Investing in convertible bonds and convertible preferred stock.

·	The Fund generally purchases securities using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions. The Fund generally sells securities for a number of reasons, including when, in the Investment Manager's opinion, the security has achieved its value potential, changing fundamentals signal a deteriorating value potential, other securities display a better value potential, to maintain Fund diversification, or to raise funds to cover redemptions.

PRINCIPAL RISKS

Stock Market Volatility Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Allocation Risk - The Fund could lose money as a result of less than optimal decisions as to how its assets are allocated or reallocated.

Derivatives Risk - A derivative is an instrument whose value is derived from an underlying contract, index or security, or any combination thereof, including structured notes and options.

·	Structured Notes Risk - Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. There may be higher fees and costs associated with structured notes than other types of investments. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time. Structured notes are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

·	Options Risk - Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Fund's positions in options will fluctuate in response to changes in the value of the underlying security or index, as applicable. The Fund also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result there is a possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations. The Fund may also write and purchase call and put options in combination with each other. Combined options involve multiple trades and therefore have higher transaction costs. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies. Over-the-counter options may be considered illiquid and are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Exchange-Traded Fund Risk - An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Interest Rate Change Risk - Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure Risk - Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risk - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investment tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Issuer-Specific Changes Risk - Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Large Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - There is no guarantee that the Fund's investment objective will be met. The Fund's yield, share price and investment return can fluctuate so you may receive more or less than your original investment upon redemption. Loss of money is a risk of investing in the Fund.

Small and Mid-sized Capitalization Securities Risk - The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid.

Fixed Income Risk - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Fund of Funds Risk - By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

REIT Risk - The value of equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart illustrates how Fund performed in the past year. The Fund's past performance before and after taxes is not necessarily an indication of future performance. The following table shows how the Fund's average annual total returns for the periods indicated compared to those of the Dow Jones Moderately Aggressive Portfolio Index, the S&P 500 Index and the Barclays Capital U.S. Aggregate Index. Updated performance information for the Fund is available by calling (808) 988-8088 or (800) 354-9654.

During the period shown in the bar chart, the Fund's highest quarterly return was 7.49% for the quarter ended March 31, 2012 and the lowest quarterly return was -2.79% for the quarter ended December 31, 2012.

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns First Pacific Low Volatility Fund		1 Year	Since Inception	Inception Date
First Pacific Low Volatility Fund Investor Class		5.60%	0.95%	Jun 10, 2011
First Pacific Low Volatility Fund Investor Class - Return After Taxes on Distributions		5.24%	0.73%	Jun 10, 2011
First Pacific Low Volatility Fund Investor Class - Return After Taxes on Distributions and Sale of Fund Shares		3.71%	0.70%	Jun 10, 2011
Dow Jones Moderately Aggressive Portfolio Index	[1]	13.97%	5.58%	Jun 10, 2011
S&P 500 Index		16.00%	10.12%	Jun 10, 2011
Barclays Capital U.S. Aggregate Index (Indexes reflect no deduction for fees, expenses or taxes)		4.22%	5.55%	Jun 10, 2011
[1]	The benchmark index was changed during 2012 from the S&P 500 Index and the Barclays Capital U.S. Aggregate Index to the Dow Jones Moderately Aggressive Portfolio Index because the Dow Jones index is made up of composite indexes representing stocks, bonds and cash and the Investment Manager believes it is more reflective of the Fund's management style and investments of the Fund's portfolio than either of the S&P or Barclays indexes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own after-tax returns will depend on your tax situation and may differ from those shown here. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Hawaii Municipal Fund
SUMMARY SECTION
INVESTMENT OBJECTIVE

The investment objective of the Hawaii Municipal Fund (the "Fund") of First Pacific Mutual Fund, Inc. ("Company") is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND
This table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Hawaii Municipal Fund Hawaii Municipal Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hawaii Municipal Fund Hawaii Municipal Fund Investor Class
Management Fees	0.50%
Distribution (12b-1) Fees	0.15%
Shareholder Servicing Fee	0.10%
All Other Expenses	0.29%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.04%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hawaii Municipal Fund Hawaii Municipal Fund Investor Class	106	331	574	1,271

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in a portfolio of primarily investment grade municipal securities issued by or on behalf of the State of Hawaii or any of its political subdivisions or agencies that pay interest that is exempt from regular federal and State of Hawaii income tax. The Fund's dollar-weighted average portfolio maturity is expected to be 10 years or more. More than 25% of the Fund's assets may be invested in a particular segment of the municipal securities market. The Investment Manager attempts to select securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The Fund purchases municipal securities that the Investment Manager believes have the best value compared to securities of similar credit quality and maturity range. The Fund generally sells municipal securities for a number of reasons, including a change in credit quality, to extend or shorten maturity, to increase yield or to raise funds to cover redemptions.

PRINCIPAL RISKS

Market Risk - There is no guarantee that the Fund's investment objective will be met. The Fund's yield, share price and investment return can fluctuate so you may receive more or less than your original investment upon redemption. Loss of money is a risk of investing in the Fund.

Interest Rate Risk - The net asset value of the Fund may change as interest rates fluctuate. When interest rates increase, the net asset value could decline. When interest rates decline, the net asset value could increase. In general, when interest rates rise, municipal securities prices tend to fall and when interest rates fall, municipal securities prices tend to rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to interest rates.

Credit Risk - The securities in the Fund's portfolio are subject to credit risk, which is the ability of municipal issuers to meet their payment obligations.

Call Risk - The securities in the Fund's portfolio are subject to call risk, which is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect the Fund's value.

State Concentration Risk - The Fund is subject to the additional risk that it concentrates its investments in instruments issued by or on behalf of the State of Hawaii or any of its political subdivisions or agencies. Due to the level of investment in municipal obligations issued by the State of Hawaii and its political subdivisions and agencies, the performance of the Fund will be closely tied to the economic and political conditions in the State of Hawaii. Therefore an investment in the Fund may be riskier than investment in other types of municipal securities funds.

Municipal Security Risk - Municipal security prices can be significantly affected by political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in these sectors can affect municipal bond prices.

Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.

Tax Risk - Unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer could impact the tax-free income distributed by the Fund. In addition, some income may be subject to the federal alternative minimum tax.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's performance has varied from year to year over the past 10 years. The Fund's past performance before and after taxes is not necessarily an indication of future performance. The following table shows how the Fund's average annual total returns for the periods indicated compared to those of Barclays Capital Municipal Bond Index. Updated performance information for the Fund is available by calling (808) 988- 8088 or (800) 354-9654.

During the periods shown in the bar chart, the Fund's highest quarterly return was 5.09% for the quarter ended September 30, 2009 and the lowest quarterly return was -3.31% for the quarter ended December 31, 2010.

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Hawaii Municipal Fund	1 Year	5 Years	10 Years
Hawaii Municipal Fund Investor Class	6.32%	4.38%	3.93%
Hawaii Municipal Fund Investor Class - Return After Taxes on Distributions	6.32%	4.37%	3.92%
Hawaii Municipal Fund Investor Class - Return After Taxes on Distributions and Sale of Fund Shares	5.19%	4.25%	3.88%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own after-tax returns will depend on your tax situation and may differ from those shown here. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	FIRST PACIFIC MUTUAL FUND INC /HI/
CIK	dei_EntityCentralIndexKey	0000837351
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan 30, 2013
Effective Date	dei_DocumentEffectiveDate	Feb 1, 2013
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
First Pacific Low Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock

The investment objective of the First Pacific Low Volatility Fund (the "Fund") of First Pacific Mutual Fund, Inc. ("Company") is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82%.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets in the Financial Highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
·	Normally investing primarily in equity securities of U.S. companies.

·	Investing in large, medium and/or small capitalization securities, primarily with market capitalizations at the time of purchase of $2 billion or greater.

·	Under normal circumstances, the Fund will allocate a portion of its total assets to structured notes, which are specially designed debt instruments, the terms of which are determined by the purchaser or issuer, and whose principal or interest payments may be linked to, and whose value would rise or fall in response to, the value of an index (such as a securities, commodity or currency index), a basket of securities, interest rate benchmark or other financial asset. The structured notes in which the Fund may invest typically have a "buffer" or principal protection whereby the issuer guarantees full or partial payment of principal on maturity. In some cases the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality. Structured notes are synthetic instruments and the holder has no claim on the asset of reference.

·	Writing and purchasing covered call and put options.

·	Investing in exchange-traded funds and mutual funds that invest in domestic or foreign securities.

·	Investing in either "growth" stocks or "value" stocks or both.

·	Investing in foreign securities, including companies included in the Morgan Stanley Capital International ("MSCI") World Index. Additionally, foreign securities may include companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country. An emerging market country is any country included in the MSCI Emerging Markets Index.

·	Investing in shares of real estate investment trusts (REITs).

·	Investing in fixed income securities (such as investment grade corporate debt securities, U.S. Government obligations, and other investment grade securities with varying maturities and duration), short-term debt instruments and/or cash equivalents.

·	Investing in convertible bonds and convertible preferred stock.

·	The Fund generally purchases securities using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions. The Fund generally sells securities for a number of reasons, including when, in the Investment Manager's opinion, the security has achieved its value potential, changing fundamentals signal a deteriorating value potential, other securities display a better value potential, to maintain Fund diversification, or to raise funds to cover redemptions.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Stock Market Volatility Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Allocation Risk - The Fund could lose money as a result of less than optimal decisions as to how its assets are allocated or reallocated.

Derivatives Risk - A derivative is an instrument whose value is derived from an underlying contract, index or security, or any combination thereof, including structured notes and options.

·	Structured Notes Risk - Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. There may be higher fees and costs associated with structured notes than other types of investments. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time. Structured notes are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

·	Options Risk - Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Fund's positions in options will fluctuate in response to changes in the value of the underlying security or index, as applicable. The Fund also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result there is a possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations. The Fund may also write and purchase call and put options in combination with each other. Combined options involve multiple trades and therefore have higher transaction costs. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies. Over-the-counter options may be considered illiquid and are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Exchange-Traded Fund Risk - An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Interest Rate Change Risk - Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure Risk - Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risk - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investment tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Issuer-Specific Changes Risk - Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Large Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - There is no guarantee that the Fund's investment objective will be met. The Fund's yield, share price and investment return can fluctuate so you may receive more or less than your original investment upon redemption. Loss of money is a risk of investing in the Fund.

Small and Mid-sized Capitalization Securities Risk - The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid.

Fixed Income Risk - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Fund of Funds Risk - By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

REIT Risk - The value of equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart illustrates how Fund performed in the past year. The Fund's past performance before and after taxes is not necessarily an indication of future performance. The following table shows how the Fund's average annual total returns for the periods indicated compared to those of the Dow Jones Moderately Aggressive Portfolio Index, the S&P 500 Index and the Barclays Capital U.S. Aggregate Index. Updated performance information for the Fund is available by calling (808) 988-8088 or (800) 354-9654.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	808-988-8088 or 800-354-9654
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes is not necessarily an indication of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the Fund's highest quarterly return was 7.49% for the quarter ended March 31, 2012 and the lowest quarterly return was -2.79% for the quarter ended December 31, 2012.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.79%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The benchmark index was changed during 2012 from the S&P 500 Index and the Barclays Capital U.S. Aggregate Index to the Dow Jones Moderately Aggressive Portfolio Index because the Dow Jones index is made up of composite indexes representing stocks, bonds and cash and the Investment Manager believes it is more reflective of the Fund's management style and investments of the Fund's portfolio than either of the S&P or Barclays indexes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own after-tax returns will depend on your tax situation and may differ from those shown here. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

First Pacific Low Volatility Fund | Dow Jones Moderately Aggressive Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.97%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2011	[1]
First Pacific Low Volatility Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2011
First Pacific Low Volatility Fund | Barclays Capital U.S. Aggregate Index (Indexes reflect no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2011
First Pacific Low Volatility Fund | First Pacific Low Volatility Fund Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LOVIX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.04%	[2]
Shareholder Servicing Fee	rr_Component2OtherExpensesOverAssets	0.10%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.68%
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses (after fee waiver)	rr_NetExpensesOverAssets	1.62%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	165
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	584
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,030
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,268
2012	rr_AnnualReturn2012	5.60%
1 Year	rr_AverageAnnualReturnYear01	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2011
First Pacific Low Volatility Fund | First Pacific Low Volatility Fund Investor Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2011
First Pacific Low Volatility Fund | First Pacific Low Volatility Fund Investor Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2011
Hawaii Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock

The investment objective of the Hawaii Municipal Fund (the "Fund") of First Pacific Mutual Fund, Inc. ("Company") is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management.

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	23.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in a portfolio of primarily investment grade municipal securities issued by or on behalf of the State of Hawaii or any of its political subdivisions or agencies that pay interest that is exempt from regular federal and State of Hawaii income tax. The Fund's dollar-weighted average portfolio maturity is expected to be 10 years or more. More than 25% of the Fund's assets may be invested in a particular segment of the municipal securities market. The Investment Manager attempts to select securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The Fund purchases municipal securities that the Investment Manager believes have the best value compared to securities of similar credit quality and maturity range. The Fund generally sells municipal securities for a number of reasons, including a change in credit quality, to extend or shorten maturity, to increase yield or to raise funds to cover redemptions.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Risk - There is no guarantee that the Fund's investment objective will be met. The Fund's yield, share price and investment return can fluctuate so you may receive more or less than your original investment upon redemption. Loss of money is a risk of investing in the Fund.

Interest Rate Risk - The net asset value of the Fund may change as interest rates fluctuate. When interest rates increase, the net asset value could decline. When interest rates decline, the net asset value could increase. In general, when interest rates rise, municipal securities prices tend to fall and when interest rates fall, municipal securities prices tend to rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to interest rates.

Credit Risk - The securities in the Fund's portfolio are subject to credit risk, which is the ability of municipal issuers to meet their payment obligations.

Call Risk - The securities in the Fund's portfolio are subject to call risk, which is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect the Fund's value.

State Concentration Risk - The Fund is subject to the additional risk that it concentrates its investments in instruments issued by or on behalf of the State of Hawaii or any of its political subdivisions or agencies. Due to the level of investment in municipal obligations issued by the State of Hawaii and its political subdivisions and agencies, the performance of the Fund will be closely tied to the economic and political conditions in the State of Hawaii. Therefore an investment in the Fund may be riskier than investment in other types of municipal securities funds.

Municipal Security Risk - Municipal security prices can be significantly affected by political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in these sectors can affect municipal bond prices.

Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.

Tax Risk - Unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer could impact the tax-free income distributed by the Fund. In addition, some income may be subject to the federal alternative minimum tax.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's performance has varied from year to year over the past 10 years. The Fund's past performance before and after taxes is not necessarily an indication of future performance. The following table shows how the Fund's average annual total returns for the periods indicated compared to those of Barclays Capital Municipal Bond Index. Updated performance information for the Fund is available by calling (808) 988- 8088 or (800) 354-9654.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	808-988-8088 or 800-354-9654
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes is not necessarily an indication of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Fund's highest quarterly return was 5.09% for the quarter ended September 30, 2009 and the lowest quarterly return was -3.31% for the quarter ended December 31, 2010.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.31%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own after-tax returns will depend on your tax situation and may differ from those shown here. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Hawaii Municipal Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Hawaii Municipal Fund | Hawaii Municipal Fund Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SURFX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing Fee	rr_Component2OtherExpensesOverAssets	0.10%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	106
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	331
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	574
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,271
2003	rr_AnnualReturn2003	5.40%
2004	rr_AnnualReturn2004	3.79%
2005	rr_AnnualReturn2005	2.29%
2006	rr_AnnualReturn2006	3.87%
2007	rr_AnnualReturn2007	2.12%
2008	rr_AnnualReturn2008	(4.98%)
2009	rr_AnnualReturn2009	12.20%
2010	rr_AnnualReturn2010	1.19%
2011	rr_AnnualReturn2011	8.01%
2012	rr_AnnualReturn2012	6.32%
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	4.38%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Hawaii Municipal Fund | Hawaii Municipal Fund Investor Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Hawaii Municipal Fund | Hawaii Municipal Fund Investor Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.19%
5 Years	rr_AverageAnnualReturnYear05	4.25%
10 Years	rr_AverageAnnualReturnYear10	3.88%

[1]	The benchmark index was changed during 2012 from the S&P 500 Index and the Barclays Capital U.S. Aggregate Index to the Dow Jones Moderately Aggressive Portfolio Index because the Dow Jones index is made up of composite indexes representing stocks, bonds and cash and the Investment Manager believes it is more reflective of the Fund's management style and investments of the Fund's portfolio than either of the S&P or Barclays indexes.
[2]	The "Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets in the Financial Highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Investment Manager has agreed to waive 0.35% of its 1.00% management fees through January 31, 2014.